UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811- 22963

iDirect Private Markets Fund ________________________________________________________________________

(Exact name of registrant as specified in charter)

60 East 42nd Street

26th Floor

New York, NY 10165

________________________________________________________________________

(Address of principal executive offices) (Zip code)

Kyle Hartley

iCapital Registered Fund Adviser LLC

60 East 42nd Street

26th Floor

New York, NY 10165

________________________________________________________________________

(Name and address of agent for service)

Registrant's telephone number, including area code:  646-214-7277

Date of fiscal year end: March 31

Date of reporting period: July 1, 2022 - June 30, 2023

ITEM 1. PROXY VOTING RECORD:

Registrant: iDirect Private Markets Fund
Investment Company Act file number: 811-22963
Reporting Period: July 1, 2022-June 30, 2023

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type (issuer or security holder)	(g) Whether Registrant Voted	(h) Vote Cast	(i) For/Against Management
Foundation Capital V LP	N/A	N/A	7/6/2022	LPA Extension	Issuer	Yes	For	For
Foundation Capital VI LP	N/A	N/A	7/6/2022	LPA Extension	Issuer	Yes	For	For
KKR China Growth Fund L.P.	N/A	N/A	10/17/2022	LPA Extension	Issuer	Yes	For	For
Orchid Asia III, L.P.	N/A	N/A	2/1/2023	LPA Extension	Issuer	Yes	For	For
KKR Banff Co-Invest L.P.	N/A	N/A	2/27/2023	Restructuring Notice	Issuer	Yes	For	For
KKR European Fund III L.P.	N/A	N/A	3/17/2023	LPA Extension	Issuer	Yes	For	For
Independence Energy Co-Invest L.P.	N/A	N/A	4/1/2023	Liquidation Proposal	Issuer	Yes	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) iDirect Private Markets Fund

By (Signature and Title) /s/Nick Veronis

Nick Veronis

President of the Trust

Date: July 11, 2023